Statement to Securityholder
Ally Auto Receivables Trust 2018-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2018-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/27/2018

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2018-3

5. Collateral Summary	Collection Period, Begin:	11/1/2021
	Collection Period, End:	11/30/2021
6. Charge-Off and Delinquency Rates	Determination Date:	12/10/2021
	Distribution Date:	12/15/2021
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

Statement to Securityholder
Ally Auto Receivables Trust 2018-3
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007JAA5	283,000,000.00	0.00	2.39661000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007JAB3	349,000,000.00	0.00	2.72000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007JAC1	349,000,000.00	0.00	3.00000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02007JAD9	75,350,000.00	59,093,263.08	3.12000000	9,445,840.78	153,642.48	N/A	9,599,483.26	0.00	0.00	49,647,422.30
B	02007JAE7	22,380,000.00	22,380,000.00	3.31000000	0.00	61,731.50	N/A	61,731.50	0.00	0.00	22,380,000.00
C	02007JAF4	17,340,000.00	17,340,000.00	3.51000000	0.00	50,719.50	N/A	50,719.50	0.00	0.00	17,340,000.00
D	02007JAG2	12,310,000.00	12,310,000.00	3.85000000	0.00	39,494.58	N/A	39,494.58	0.00	0.00	12,310,000.00
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	214,190.07	214,190.07	N/A	N/A	N/A
	Deal Totals	1,108,380,000.00	111,123,263.08		9,445,840.78	305,588.06	214,190.07	9,965,618.91	0.00	0.00	101,677,422.30

Statement to Securityholder
Ally Auto Receivables Trust 2018-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	784.2503395	125.3595326	2.0390508	127.3985834	0.0000000	658.8908069
B	1000.0000000	0.0000000	2.7583333	2.7583333	0.0000000	1000.0000000
C	1000.0000000	0.0000000	2.9250000	2.9250000	0.0000000	1000.0000000
D	1000.0000000	0.0000000	3.2083331	3.2083331	0.0000000	1000.0000000

Beginning Aggregate Note Pool Factor:	100.2573694
Ending Aggregate Note Pool Factor:	91.7351651

Beginning Reserve Account Balance Factor:	1000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2018-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	11/15/2021	12/14/2021	Actual/360	N/A	N/A	2.39661000	2.39661000	0.00
A-2	0.00	11/15/2021	12/14/2021	30/360	N/A	N/A	2.72000000	2.72000000	0.00
A-3	0.00	11/15/2021	12/14/2021	30/360	N/A	N/A	3.00000000	3.00000000	0.00
A-4	59,093,263.08	11/15/2021	12/14/2021	30/360	N/A	N/A	3.12000000	3.12000000	153,642.48
B	22,380,000.00	11/15/2021	12/14/2021	30/360	N/A	N/A	3.31000000	3.31000000	61,731.50
C	17,340,000.00	11/15/2021	12/14/2021	30/360	N/A	N/A	3.51000000	3.51000000	50,719.50
D	12,310,000.00	11/15/2021	12/14/2021	30/360	N/A	N/A	3.85000000	3.85000000	39,494.58

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	153,642.48	0.00	153,642.48	0.00
B	0.00	61,731.50	0.00	61,731.50	0.00
C	0.00	50,719.50	0.00	50,719.50	0.00
D	0.00	39,494.58	0.00	39,494.58	0.00
Deal Totals	0.00	305,588.06	0.00	305,588.06	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2018-3
4. Collections and Distributions

Collections
Receipts During the Period	9,939,321.25
Administrative Purchase Payments	3,353.31
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	133,832.27
Other Fees or Expenses Paid	0.00
Total Collections	10,076,506.83

Beginning Reserve Account Balance	2,797,533.70
Total Available Amount	12,874,040.53

Distributions
Total Available Amount	12,874,040.53
Basic Servicing Fee	109,387.92
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	153,642.48
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	61,731.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	50,719.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	39,494.58
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,797,533.70
Noteholders' Regular Principal Distributable Amount	9,445,840.78
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	214,190.07

Supplemental Servicing Fees	20,644.59
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	7,800.00

Statement to Securityholder
Ally Auto Receivables Trust 2018-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Balance at End of Collection Period
Deal Totals	Number of Receivables	71,862	19,278	18,475
	Aggregate Receivables Principal Balance	1,119,013,479.86	131,265,505.72	121,819,664.94
	Aggregate Amount Financed	1,119,013,479.86	131,265,505.72	121,819,664.94

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	6.10000000	6.74246262	6.82635954	66.53	68.85	68.95	52.32	23.63	23.50

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.29%	1.30%	1.02%	1.47%	1.13%	1.13%	1.24%	1.13%	1.22%	1.35%	1.22%	1.08%	1.40%	1.27%	1.20%	1.25%	1.05%	1.26%	1.15%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.18%	1.26%	0.65%	0.95%	1.08%	1.11%	1.13%	1.25%	1.29%	1.12%	1.19%	1.25%	1.14%	1.42%	1.34%	1.26%	1.22%	1.19%	1.17%	1.07%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.10%	1.03%

Statement to Securityholder
Ally Auto Receivables Trust 2018-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	126,542,585.33	26	70,617.92	2,716.07	0.6697%	18,475	89	0.4817%
Preceding	136,396,660.72	27	34,217.86	1,267.33	0.3010%	19,278	77	0.3994%
Next Preceding	146,784,578.01	24	148,914.33	6,204.76	1.2174%	20,168	78	0.3868%
Third Preceding	157,835,070.04	21	46,546.43	2,216.50	0.3539%	Three Month Average		0.4226%
Four Month Average					0.6355%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,119,013,479.86	9,558,123.01	0.8542%	31 - 60 days	263	2,200,509.80	1.8064%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	71	600,471.93	0.4929%
Trust 2018-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	15	111,058.91	0.0912%
				> 120 days	3	19,436.33	0.0160%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		262	1,989,302.67
				Additions		3	23,326.29
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		15	72,762.29
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		250	1,939,866.67

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,797,533.70	2,797,533.70	0.00	0.00	0.00	2,797,533.70	2,797,533.70

Statement to Securityholder
Ally Auto Receivables Trust 2018-3
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	10,633,479.86
Current Overcollateralization	20,142,242.64
Overcollateralization Target	20,142,242.64

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.00%	0.10%	0.17%	0.20%	0.21%	0.25%	0.31%	0.33%	0.27%	0.19%	0.27%	0.27%	0.36%	0.38%	0.39%	0.40%	0.47%	0.49%	0.56%	0.65%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.20%	2.20%	2.20%	2.20%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.53%	0.40%	0.22%	0.18%	0.20%	0.28%	0.44%	0.57%	0.68%	0.76%	0.72%	0.60%	0.56%	0.36%	0.37%	0.49%	0.60%	0.50%	0.57%	0.49%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.56%	0.60%

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	75
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2018-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2018-3 will perform in the future.